DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 27, 2016 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			[1]	$ 43,190
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | ¥	¥ 552
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax, Attributable to Parent		$ (389)		11,750	20,387
Cash Divested From Withholding Income Tax and Stamp Duties	58			8,330
Discontinued Operations [Member]
Accrued Withholding Tax				$ 2,045	$ 1,608
Super TV [Member]
Disposal Group, Including Discontinued Operation, Consideration | ¥	¥ 610
Percentage of equity interest transferred	90.09%

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.